Subsequent Events (Details)							1 Months Ended	12 Months Ended
	Mar. 30, 2022 USD ($)	Mar. 16, 2022 USD ($)	Mar. 15, 2022 USD ($) $ / shares	Mar. 15, 2022 USD ($) $ / shares shares	Mar. 14, 2022 USD ($) item $ / shares shares	May 29, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Apr. 30, 2022 USD ($)	Mar. 11, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 $ / shares	Nov. 09, 2021 USD ($)	Nov. 08, 2021 USD ($)
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Common Stock
Subsequent Event [Line Items]
Proceeds from issuance of equity			$ 194,400,000	$ 138,600,000
Number of shares issued (in shares) | shares				89,553,584
Subsequent event | Common Stock
Subsequent Event [Line Items]
Proceeds from issuance of equity			$ 194,400,000	$ 138,600,000
Number of shares issued (in shares) | shares				89,553,602
Private placement
Subsequent Event [Line Items]
Gross proceeds received					$ 55,900,000	$ 76.0		$ 75,963,000
Number of shares issued (in shares) | shares					46,816,480	7,600,000
Offering price (in dollars per share) | $ / shares					$ 1.193	$ 10.00
Number of shares called by each unit | shares					1
Exercise Period					5 years
Private placement | Public Offering Warrants
Subsequent Event [Line Items]
Number of warrants called by each unit (in shares) | shares					1
Warrants, exercise price (in dollars per share) | $ / shares					$ 1.068
Private placement | Subsequent event
Subsequent Event [Line Items]
Proceeds from issuance of equity							$ 50,000,000
Gross proceeds received					$ 55,900,000
Number of private investors | item					2
Number of shares issued (in shares) | shares					46,816,480
Offering price (in dollars per share) | $ / shares					$ 1.193
Number of shares called by each unit | shares					1
Exercise Period					5 years
Private placement | Subsequent event | Public Offering Warrants
Subsequent Event [Line Items]
Number of warrants called by each unit (in shares) | shares					1
Warrants, exercise price (in dollars per share) | $ / shares					$ 1.068
At-The-Market Offering | Class A common stock
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Gross sales price (up to)			$ 500,000,000.0	$ 500,000,000.0
At-The-Market Offering | Subsequent event | Class A common stock
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Gross sales price (up to)			$ 500,000,000.0	$ 500,000,000.0
Sprott credit agreement, noncurrent portion
Subsequent Event [Line Items]
Stated interest rate						7.00%						8.50%
Sprott credit agreement, noncurrent portion | Credit facility
Subsequent Event [Line Items]
Minimum unrestricted cash													$ 9,000,000.0	$ 10,000,000.0
Extended maturity period	2 years
Principal prepayment	$ 10,000,000.0
Cap, in aggregate, of principal repaid	$ 13,900,000
Long term debt, percentage of prepay principal	10.00%
Prepayment proceeds from sale of assets (up to)	$ 23,900,000
Debt instrument, unrestricted cash	15,000,000.0
Payment of deferred additional interest	500,000
Principal prepaid	$ 13,900,000	$ 10,000,000.0
Fee paid-in-kind		3,300,000
Sprott credit agreement, noncurrent portion | Credit facility | Subsequent event
Subsequent Event [Line Items]
Minimum unrestricted cash							$ 9,000,000.0		$ 9,000,000.0		$ 7,500,000
Additional payment due to the Lender										$ 3,300,000
Extended maturity period	2 years
Principal prepayment	$ 10,000,000.0
Cap, in aggregate, of principal repaid	$ 13,900,000
Long term debt, percentage of prepay principal	10.00%
Prepayment proceeds from sale of assets (up to)	$ 23,900,000
Debt instrument, unrestricted cash	15,000,000.0
Payment of deferred additional interest	500,000
Principal prepaid	13,900,000	10,000,000.0
Fee paid-in-kind		$ 3,300,000
Estimate of outstanding principal balance	57,900,000
Issuance discounts and the outstanding additional interest	$ 7,100,000
10% Senior Secured Notes | Notes payable
Subsequent Event [Line Items]
Stated interest rate					10.00%
10% Senior Secured Notes | Notes payable | Subsequent event
Subsequent Event [Line Items]
Stated interest rate					10.00%